Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
General and administrative expenses	$ 454,132	$ 410,431	$ 1,380,457	$ 968,806	$ 1,830,700	$ 35,388
Loss from operations	(454,132)	(410,431)	(1,380,457)	(968,806)	(1,830,700)	(35,388)
Other income:
Interest earned on investments held in the Trust Account	269,204	618,499	1,215,533	1,846,529	2,775,291
Total other income	269,204	618,499	1,215,533	1,846,529	2,775,291
Loss (income) before provision for income taxes	(184,928)	208,068	(164,924)	877,723	944,591	(35,388)
Provision for income taxes	(46,033)	(129,885)	(223,762)	(387,771)	(540,811)
NET LOSS (INCOME)	$ (230,961)	$ 78,183	$ (388,686)	$ 489,952	$ 403,780	$ (35,388)
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic (in Shares)	4,041,221	9,055,000	4,866,724	7,780,824	7,688,260	1,500,000
Diluted (in Shares)	4,041,221	9,055,000	4,866,724	7,822,857	7,719,699	1,500,000
BASIC AND DILUTED NET LOSS (INCOME) PER SHARE
Basic (in Dollars per share)	$ (0.06)	$ 0.01	$ (0.08)	$ 0.06	$ 0.05	$ (0.01)
Diluted (in Dollars per share)	$ (0.06)	$ 0.01	$ (0.08)	$ 0.03	$ 0.05	$ (0.01)